UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional Liquidity Portfolio, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2007

Date of reporting period:	3/31/2007

Item 1 – Reports to Stockholders

ANNUAL REPORT

MARCH 31, 2007

PRUDENTIAL

INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./

INSTITUTIONAL MONEY MARKET SERIES

FUND TYPE

Money market

OBJECTIVE

High current income consistent with the

preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Your Series’ Performance

Series objective

The investment objective of the Prudential Institutional Liquidity Portfolio, Inc. (PILP)/Institutional Money Market Series is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Series will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our website at www.prudential.com.

As of March 31, 2007, the gross annualized operating expenses are 0.36% and 0.24% for Class A and I shares, respectively. As of March 31, 2007, the annualized operating expenses net of a contractual reduction through July 31, 2008 are 0.20% and 0.15% for Class A and I shares, respectively. These figures include the net operating expenses of the underlying portfolios in which the Fund invests. Such expenses were calculated using a weighted average of the net operating expenses of each underlying fund and when annualized amounted to less than 0.01% for each share class.

Series Facts as of 3/31/07
	7-Day Current Yield†	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
PILP Class A*	5.18%	$1.00	45 Days	$938.3
PILP Class I**	5.23%	$1.00	45 Days	$1,076.1
iMoneyNet, Inc. Prime Institutional Universe Average***	5.00%	N/A	41 Days	N/A

†

The 7-Day Current Yields for Class A and Class I are net of expense reimbursements, management and distribution fee waivers. Without such expense reimbursements, management and distribution fee waivers, the yields would have been lower.

*	Class A shares are subject to distribution and service (12b-1) fees.

**	Class I shares are not subject to 12b-1 fees.

***	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Institutional Universe Average category as of March 27, 2007, the closest date to the end of the Series’ current reporting period.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	1

Your Series’ Performance (continued)

Institutional Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Yields would have been lower without expense reimbursements, management and distribution fee waivers. Current performance may be lower or higher than the past performance data quoted. The investment return will fluctuate, and although the Series seeks to preserve the net asset value at $1 per share, principal value may fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our website at www.prudential.com.

2	Visit our website at www.prudential.com

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs, respectively, for the PILP/Institutional Money Market Series and the iMoneyNet, Inc. Prime Institutional Universe Average every Tuesday from March 28, 2006, to March 27, 2007, the closest dates to the beginning and end of the Series’ current reporting period. The data portrayed for the Series at the end of the reporting period in the graphs may not match the data portrayed in the Series Facts table as of March 31, 2007.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	3

Investment Subadviser’s Report

Prudential Investment Management, Inc.

Record string of 17 short-term interest rate hikes halted

Money market yields rose during the Series’ fiscal year that began April 1, 2006, as Federal Reserve (Fed) policymakers continued to increase short-term interest rates, at least during the early months of the reporting period. Afterwards when monetary policy was on hold, changes in money market yields reflected uncertainty about the outlook for interest rates and prospects for economic growth in the United States.

We maintained a diversified portfolio of money market instruments such as commercial paper, asset-backed commercial paper, certificates of deposit, adjustable-rate securities and repurchase agreements. Our strategy aimed to keep the Fund flexible enough to take advantage of changing investment opportunities that emerged as the Fed shifted from a tightening mode to what was widely viewed in the financial markets to be a more neutral tone in monetary policy. For its fiscal year ended March 31, 2007, the Series Class A and Class I shares provided competitive 7-day current yields and their net asset values remained at $1.00 per share.

Prior to the start of the reporting period, the target for the federal funds rate had already been increased 15 times as part of the Fed’s latest effort to gradually slow economic growth enough to tame inflationary pressures, which were aggravated by rising oil prices. Money market yields rose in the first three months of the reporting period because market participants anticipated the increases in short-term rates that occurred in May and June 2006, which lifted the target for the federal funds rate from 4.75% to 5.25%. During these months, we positioned the Series’ weighted average maturity (WAM) in line with the average comparable fund by purchasing securities that matured around the time of the Federal Open Market Committee meetings. When the securities matured, we reinvested their proceeds in higher-yielding money market instruments that became available after the Fed tightened monetary policy.

U.S. economy lost steam as housing market cooled

Economic growth moderated in the spring of 2006 as higher rates began to weaken the housing market. It continued to slow during the summer, inflationary pressures eased, and Fed policymakers left short-term rates unchanged when they met in August and September. Money market yields declined, and interest-rate futures began to price in the possibility of a short-term rate cut in the first quarter of 2007. With the outlook for easier monetary policy, the slope of the money market yield curve flattened and eventually inverted as yields on securities maturing in one year declined to such an extent that they fell below yields on securities maturing in three months.

4	Visit our website at www.prudential.com

Strategy shifted amid changing outlook for rates, economy

For the remainder of the reporting period, the target for the federal funds rate stayed at 5.25%. A mixed bag of economic data sometimes suggested the Fed needed to ease monetary policy soon to strengthen the economy, but at other times suggested the economy did not need a helping hand from the Fed. During times when rate-cut hopes led to lower money market yields, we favored debt securities maturing in three months or less because it did not make sense to lock in lower yields on longer-term money market securities. Such was the case in the autumn of 2006 when weak data on residential construction and manufacturing were among reports that showed the economy was continuing to lose steam.

By contrast, data released late in the reporting period suggested the housing market was starting to stabilize. This, and remarks by Fed policymakers reiterating concern about the build–up of inflation in the economy, put upward pressure on money market yields. We took advantage of this development by purchasing securities maturing in six months that lengthened the Series’ WAM until it was more in line with its competitive average.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	5

Fees and Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2006, at the beginning of the period, and held through the six-month period ended March 31, 2007.

The Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before

6	Visit our website at www.prudential.com

expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Institutional Liquidity Portfolio, Inc./ Institutional Money Market Series		Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Annualized Expense Ratio Based on the Six-Month Period*	Expenses Paid During the Six- Month Period**

Class A	Actual	$1,000.00	$1,026.10	0.20%	$1.01
	Hypothetical	$1,000.00	$1,023.93	0.20%	$1.01

Class I	Actual	$1,000.00	$1,026.40	0.15%	$0.76
	Hypothetical	$1,000.00	$1,024.18	0.15%	$0.76

*Net of expense reimbursements, management and distribution fee waivers.

**Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2007, and divided by the 365 days in the Series’ fiscal year ended March 31, 2007 (to reflect the six-month period).

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	7

This Page Intentionally Left Blank

Portfolio of Investments

as of March 31, 2007

Principal Amount (000)	Description	Value (Note 1)

CERTIFICATES OF DEPOSIT 9.7%
	Branch Banking & Trust Co.
$40,000	5.24%, 6/08/07	$40,000,000
25,000	5.29%, 7/03/07	25,000,000
	Deutsche Bank AG
25,000	5.35%, 8/06/07	25,000,000
	Skandinaviska Enskilda Banken New York
20,000	5.277%, 4/04/07(a)	19,999,976
	SunTrust Bank, Inc.
15,000	5.35%, 8/03/07	15,000,000
20,000	5.265%, 9/14/07(a)	19,998,203
	Wells Fargo Bank NA
50,000	5.24%, 4/10/07	50,000,000

		194,998,179

COMMERCIAL PAPER 40.5%
	Bank of America Corp.
5,000	5.20%, 7/31/07(b)	4,912,611
70,000	5.20%, 8/13/07(b)	68,646,414
	Bryant Park Funding LLC, 144A
38,926	5.24%, 5/31/07(b)	38,586,046
10,000	5.28%, 4/25/07(b)	9,964,800
	Cafco LLC, 144A
7,900	5.25%, 4/25/07(b)	7,872,350
28,000	5.23%, 6/01/07(b)	27,751,628
35,000	5.15%, 8/28/07(b)	34,253,965
	Citigroup Funding, Inc.
75,674	5.24%, 6/08/07(b)	74,924,996
15,000	5.24%, 6/13/07(b)	14,840,617
5,000	5.23%, 6/26/07(b)	4,937,471
	Falcon Asset Securitization Corp., 144A
36,000	5.27%, 4/23/07(b)	35,883,950
30,000	5.27%, 5/14/07(b)	29,810,979
	General Electric Capital Corp.
20,000	5.19%, 7/23/07(b)	19,673,869
25,000	5.20%, 8/13/07(b)	24,516,111
	Greenwich Capital Holdings
20,000	5.20%, 8/24/07(b)	19,581,111
	ING America Insurance Holdings, Inc.
20,000	5.245%, 4/20/07(b)	19,944,636

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	9

Portfolio of Investments

as of March 31, 2007 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	Long Lane Master Trust, 144A
$20,000	5.28%, 4/26/07(b)	$19,926,667
9,533	5.27%, 5/07/07(b)	9,482,761
	Marshall & Ilsley Corp.
25,000	5.25%, 5/21/07(b)	24,817,708
	Nestle Finance France S.A.
44,000	5.23%, 6/21/07(b)	43,482,230
	PB Finance Delaware
34,581	5.25%, 5/07/07(b)	34,399,277
	Procter & Gamble International Finance, 144A
10,000	5.24%, 6/15/07(b)	9,890,938
	Prudential PLC, 144A
15,000	5.24%, 5/15/07(b)	14,903,933
25,000	5.23%, 6/21/07(b)	24,705,531
15,000	5.20%, 7/23/07(b)	14,755,167
	Sheffield Receivables Corp., 144A
15,000	5.27%, 4/12/07(b)	14,975,846
18,770	5.28%, 4/30/07(b)	18,690,165
16,000	5.28%, 5/24/07(b)	15,875,627
	Swedbank Mortgage AB
17,000	5.15%, 9/13/07(b)	16,598,729
	Toyota Motor Credit Corp.
25,000	5.18%, 6/11/07(b)	24,744,597
23,000	5.20%, 8/03/07(b)	22,588,044
	Tulip Funding Corp., 144A
29,000	5.30%, 4/25/07(b)	28,897,533
	Windmill Funding Corp., 144A
20,000	5.26%, 4/11/07(b)	19,970,778
20,000	5.28%, 4/26/07(b)	19,926,667

		814,733,752

LOAN PARTICIPATIONS 2.4%
	Cargill Global Funding PLC
5,000	5.31%, 4/13/07(e)	5,000,000
	Cargill, Inc.
20,000	5.31%, 4/27/07(e)	20,000,000
6,000	5.31%, 4/30/07(e)	6,000,000
	Caterpillar, Inc.
2,000	5.31%, 4/27/07(e)	2,000,000
	Countrywide Home Loans, Inc.
16,000	5.32%, 4/10/07(e)	16,000,000

		49,000,000

See Notes to Financial Statements.

10	Visit our website at www.prudential.com

Principal Amount (000)	Description	Value (Note 1)

OTHER CORPORATE OBLIGATIONS 38.9%
	American Express Credit Corp., MTN
$46,000	5.42%, 3/05/08(a)	$46,004,852
	Banco Espanol de Credito, MTN, 144A
63,000	5.339%, 4/18/08(a)	63,000,000
	BMW US Capital LLC, 144A
10,000	5.30%, 4/04/08(a)	10,000,000
	Caja de Ahorro y Monte de Piedad de Madrid, S.A.
19,000	5.36%, 2/13/08(a)	19,000,000
	Caterpillar Financial Services Corp., MTN
13,000	5.29%, 4/08/08(a)	13,000,000
	General Electric Capital Corp., MTN
31,500	5.445%, 7/09/07(a)	31,500,000
	Genworth Life Insurance Co.
23,000	5.40%, 4/24/08(a)(e)(f) (cost $23,0000,000; date purchased 03/26/07)	23,000,000
	Goldman Sachs Group, Inc. (The), MTN
26,900	5.485%, 7/02/07(a)	26,909,434
	HBOS Treasury Services PLC, MTN, 144A
25,000	5.289%, 4/07/08(a)	25,000,000
	HSBC Finance Corp., MTN
22,000	5.33%, 4/04/08(a)	22,000,000
	HSBC USA, Inc., MTN
35,000	5.32%, 4/15/08(a)	35,000,000
	Irish Life & Permanent PLC, MTN, 144A
50,000	5.36%, 4/21/08(a)	49,998,947
	JPMorgan Chase & Co., MTN
12,000	5.29%, 4/02/08(a)	12,000,000
52,000	5.30%, 4/11/08(a)	52,000,000
	Kommunalkredit Austria AG, MTN, 144A
10,000	5.34%, 4/22/08(a)	10,000,000
	Merrill Lynch & Co., Inc., MTN
55,000	5.57%, 7/11/07(a)	55,000,000
	MetLife Insurance Co. of Connecticut
5,000	5.38%, 7/07/07(a)(e)(f) (cost $5,000,000; date purchased 7/7/06)	5,000,000
15,000	5.42%, 2/23/08(a)(e)(f) (cost $15,000,000; date purchased 2/23/07)	15,000,000
	Metropolitan Life Insurance Co.
14,000	5.38%, 10/01/07(a)(e)(f) (cost $14,000,000; date purchased 10/2/06)	14,000,000

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	11

Portfolio of Investments

as of March 31, 2007 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	Morgan Stanley, MTN
$46,000	5.36%, 4/03/08(a)	$46,000,000
	National City Bank, MTN
27,000	5.34%, 1/25/08(a)	27,003,233
25,000	5.35%, 2/13/08(a)	25,005,286
	Nordea Bank AB, 144A
12,430	5.30%, 4/08/08(a)	12,428,946
43,800	5.33%, 4/11/08(a)	43,799,899
	Paccar Financial Corp., MTN
25,000	5.30%, 4/02/08(a)	25,000,000
	Pacific Life Insurance Co.
11,000	5.47%, 7/13/07(a)(e)(f) (cost $11,000,000; date purchased 6/15/06)	11,000,000
	Skandinaviska Enskilda Banken AB, 144A
36,000	5.32%, 4/18/08(a)	36,000,000
	SunTrust Banks, Inc.
30,000	5.44%, 10/15/07(a)	30,017,863

		783,668,460

REPURCHASE AGREEMENT 3.1%
	Goldman Sachs & Co.,
63,088	5.50%, dated 3/30/07, due 4/02/07 in the amount of $63,116,915 (cost $63,088,000; the value of the collateral plus accrued interest was $64,350,527)(c)	63,088,000

Shares

AFFILIATED MONEY MARKET MUTUAL FUND 8.3%
166,530,750	Dryden Core Investment Fund-Taxable Money Market Series(d) (cost $166,530,750; Note 3)	166,530,750

	Total Investments 102.9% (amortized cost $2,072,019,141)(g)	2,072,019,141
	Liabilities in excess of other assets (2.9%)	(57,603,555)

	Net Assets 100%	$2,014,415,586

The following annotations have been used in the Portfolio:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. MTN—Medium Term Note.

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at March 31, 2007.
(b)	Rate quoted represents yield-to-maturity as of purchase date.

See Notes to Financial Statements.

12	Visit our website at www.prudential.com

(c)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(d)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Indicates a security that has been deemed illiquid.
(f)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $68,000,000. The aggregate value of $68,000,000 is 3.4% of net assets.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

Commercial Banks	33.5%
Financial Services	21.0
Asset Backed Securities	19.2
Life Insurance	8.6
Mutual Fund	8.3
Security Brokers & Dealers	7.6
Repurchase Agreement	3.1
Mortgage Bankers	1.6

102.9
Liabilities in excess of other assets	(2.9)

100.0%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	13

Statement of Assets and Liabilities

as of March 31, 2007

Assets
Investments, at amortized cost which approximates market value:
Unaffiliated investments	$1,905,488,391
Affiliated investments	166,530,750
Dividends and interest receivable	7,466,150
Receivable from investments sold	2,145,000
Prepaid expenses	15,155

Total assets	2,081,645,446

Liabilities
Payable for investments purchased	63,000,000
Payable to custodian	2,154,074
Dividends payable	1,725,977
Management fee payable	176,263
Accrued expenses	74,652
Transfer agent fee payable	40,766
Distribution fee payable	39,856
Deferred directors’ fees	18,272

Total liabilities	67,229,860

Net Assets	$2,014,415,586

Net assets were comprised of:
Common stock, at par	$2,014,416
Paid-in capital in excess of par	2,012,401,170

Net assets, March 31, 2007	$2,014,415,586

Class A
Net asset value, offering price and redemption price per share ($938,260,605 ÷ 938,260,605 shares of $.001 par value common stock issued and outstanding)	$1.00

Class I
Net asset value, offering price and redemption price per share ($1,076,154,981 ÷ 1,076,154,981 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

14	Visit our website at www.prudential.com

Statement of Operations

Year Ended March 31, 2007

Net Investment Income
Income
Unaffiliated interest income	$82,688,760
Affiliated dividend income	8,541,197

Total income	91,229,957

Expenses
Management fee	3,445,224
Distribution fee—Class A	881,501
Transfer agent’s fees and expenses (including affiliated expense of $240,000)	260,000
Custodian’s fees and expenses	170,000
Registration fees	75,000
Insurance expenses	60,000
Legal fees and expenses	38,000
Directors’ fees	36,000
Reports to shareholders	32,000
Audit fee	18,000
Miscellaneous expenses	11,800

Total expenses	5,027,525
Less: Expense Subsidy (Note 4)	(701,156)
Management fee waiver (Note 2)	(861,306)
Distribution fee waiver (Note 2)	(514,209)

Net expenses	2,950,854

Net investment income	88,279,103

Realized Gain On Investments
Net realized gain on investment transactions	9,322

Net Increase In Net Assets Resulting From Operations	$88,288,425

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	15

Statement of Changes in Net Assets

	Year Ended March 31,
	2007	2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$88,279,103	$52,637,810
Net realized gain on investment transactions	9,322	35,580

Net increase in net assets resulting from operations	88,288,425	52,673,390

Dividends and distributions (Note 1)
Class A	(37,556,333)	(12,001,503)
Class I	(50,732,092)	(40,671,887)

	(88,288,425)	(52,673,390)

Series share transactions (Net of conversions) (Note 6)
Net proceeds from shares sold	9,822,674,135	8,938,927,650
Net asset value of shares issued in reinvestment of dividends and distributions	81,554,689	47,891,381
Cost of shares reacquired	(9,341,336,758)	(9,184,596,616)

Net increase (decrease) in net assets from Series share transactions	562,892,066	(197,777,585)

Total increase (decrease)	562,892,066	(197,777,585)

Net Assets
Beginning of year	1,451,523,520	1,649,301,105

End of year	$2,014,415,586	$1,451,523,520

See Notes to Financial Statements.

16	Visit our website at www.prudential.com

Notes to Financial Statements

Prudential Institutional Liquidity Portfolio, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Fund consists of two series—the Institutional Money Market Series (the “Series”) and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Series may hold up to 10% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series’ policy that its custodian or designated sub custodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	17

Notes to Financial Statements

Cont’d

the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective classes) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The

18	Visit our website at www.prudential.com

subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM’s performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. PI has contractually agreed to waive a portion (.05 of 1% of the Series’ average daily net assets) of its management fee, which amounted to $861,306 ($.0004 per share) for the year ended March 31, 2007. The Series is not required to reimburse PI for such waiver.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series’ Class A and Class I shares. The Series compensates PIMS for distributing and servicing the Series’ Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series’ average daily net assets of the Class A shares. PIMS has contractually agreed to waive a portion (.07 of 1% of the Series’ average daily net assets of the Class A shares) of the distribution fee, which amounted to $514,209 ($.0005 per Class A share) for the year ended March 31, 2007. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	19

Notes to Financial Statements

Cont’d

Note 4. Expense Subsidy

PI has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the year ended March 31, 2007, such reimbursement amounted to $701,156 ($.0004 per share for Class A and I shares; 0.04% of average net assets).

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized capital gain on investments and paid-in capital on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gains on investments. For the year ended March 31, 2007, the adjustment was to decrease accumulated net realized gain on investments and increase undistributed net investment income by $9,496 due to redesignation of distributions between ordinary income and short-term capital gains. Net investment income, net realized gains and net assets were not affected by this change.

For the years ended March 31, 2007 and March 31, 2006, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets were $88,288,425 and $52,673,390, respectively, from ordinary income.

As of March 31, 2007, the accumulated undistributed earnings on a tax basis was $1,744,423 from ordinary income (includes a timing difference of $1,725,977 for dividends payable).

The Series elected to treat post-October capital losses of $174 as having been incurred in the following fiscal year.

Note 6. Capital

The Series offers Class A and Class I shares. Class A shareholders of the Series who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

20	Visit our website at www.prudential.com

As of March 31, 2007 Prudential owned 14,812,860 Class A shares and 295,186,808 Class I shares.

Class A	Share and Dollar Amounts
Year ended March 31, 2007:
Shares sold	1,717,712,055
Shares issued in reinvestment of dividends and distributions	33,772,039
Shares reacquired	(1,172,632,730)

Net increase (decrease) in shares outstanding before conversion	578,851,364
Shares reacquired upon conversion into Class I	(113,583,591)

Net increase (decrease) in shares outstanding	465,267,773

Year ended March 31, 2006:
Shares sold	913,740,581
Shares issued in reinvestment of dividends and distributions	10,968,903
Shares reacquired	(671,432,063)

Net increase (decrease) in shares outstanding before conversion	253,277,421
Shares reacquired upon conversion into Class I	(48,845,225)

Net increase (decrease) in shares outstanding	204,432,196

Class I
Year ended March 31, 2007:
Shares sold	8,104,962,080
Shares issued in reinvestment of dividends and distributions	47,782,650
Shares reacquired	(8,168,704,028)

Net increase (decrease) in shares outstanding before conversion	(15,959,298)
Shares issued upon conversion from Class A	113,583,591

Net increase (decrease) in shares outstanding	97,624,293

Year ended March 31, 2006:
Shares sold	8,025,187,069
Shares issued in reinvestment of dividends and distributions	36,922,478
Shares reacquired	(8,513,164,553)

Net increase (decrease) in shares outstanding before conversion	(451,055,006)
Shares issued upon conversion from Class A	48,845,225

Net increase (decrease) in shares outstanding	(402,209,781)

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	21

Notes to Financial Statements

Cont’d

tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

22	Visit our website at www.prudential.com

Financial Highlights

MARCH 31, 2007	ANNUAL REPORT

Prudential Institutional Liquidity Portfolio, Inc.

Institutional Money Market Series

Financial Highlights

Class A
Year Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains(b)	.051
Dividends and distributions to shareholders	(.051)

Net asset value, end of year	$1.00

Total Return(a):	5.22%
Ratios/Supplemental Data:
Net assets, end of year (000)	$938,261
Average net assets (000)	$734,585
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.20%
Expenses, excluding distribution and service (12b-1) fees(c)	.15%
Net investment income(b)	5.11%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.
(b)	Net of management and distribution fee waiver and expense subsidy (Notes 2 and 4).
(c)	Net of management fee waiver and expense subsidy (Notes 2 and 4).

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

Class A
Year Ended March 31,
2006	2005	2004	2003

$1.00	$1.00	$1.00	$1.00

.036	.016	.010	.016
(.036)	(.016)	(.010)	(.016)

$1.00	$1.00	$1.00	$1.00

3.63%	1.55%	1.04%	1.61%

$472,993	$268,561	$331,762	$439,783
$323,012	$317,021	$383,687	$402,953

.20%	.20%	.20%	.20%
.15%	.15%	.15%	.15%
3.71%	1.54%	1.03%	1.58%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	25

Financial Highlights

Cont’d

Class I
Year Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains(b)	.051
Dividends and distributions to shareholders	(.051)

Net asset value, end of year	$1.00

Total Return(a):	5.27%
Ratios/Supplemental Data:
Net assets, end of year (000)	$1,076,155
Average net assets (000)	$988,027
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.15%
Expenses, excluding distribution and service (12b-1) fees(b)	.15%
Net investment income(b)	5.13%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.
(b)	Net of management fee waiver and expense subsidy (Notes 2 and 4).

See Notes to Financial Statements.

26	Visit our website at www.prudential.com

Class I
Year Ended March 31,
2006	2005	2004	2003

$1.00	$1.00	$1.00	$1.00

.037	.016	.011	.016
(.037)	(.016)	(.011)	(.016)

$1.00	$1.00	$1.00	$1.00

3.68%	1.60%	1.09%	1.66%

$978,531	$1,380,740	$1,959,985	$1,713,905
$1,127,926	$1,547,937	$1,688,851	$2,982,413

.15%	.15%	.15%	.15%
.15%	.15%	.15%	.15%
3.60%	1.53%	1.07%	1.69%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	27

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

Prudential Institutional Liquidity Portfolio, Inc—Institutional Money Market Series:

We have audited the accompanying statement of assets and liabilities of Prudential Institutional Liquidity Portfolio, Inc—Institutional Money Market Series (the “Series”), including the portfolio of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2003 were audited by another independent registered public accounting firm, whose report dated May 15, 2003, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate audit procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prudential Institutional Liquidity Portfolio, Inc—Institutional Money Market Series as of March 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 25, 2007

28	Visit our website at www.prudential.com

Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Fund’s fiscal year end (March 31, 2007) as to the federal status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in the fiscal year ended March 31, 2007, dividends were paid of $0.051 per share and $0.051 per share (representing net investment income for Class A and Class I shares; respectively), which are taxable as ordinary income.

The Fund intends to designate 100% of the ordinary income dividends paid qualify as interest related dividends under the American Jobs Creation Act of 2004.

In January 2008, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2007.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	29

Management of the Fund

(Unaudited)

Information pertaining to the Directors of the Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series (the “Series”) is set forth below. Directors who are not deemed to be “interested persons” of the Series, as defined in the Investment Company Act of 1940 as amended, (the 1940 Act) are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Series are referred to as “Interested Directors.” “Fund Complex”† consists of the Series and any other investment companies managed by PI.

Independent Directors(2)

Linda W. Bynoe (54), Director since 2005(3) Oversees 62 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since March 1995) of Telemat, Ltd. (management consulting); formerly Vice President at Morgan Stanley & Co.

Other Directorships held: Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (since April 2006).

David E.A. Carson (72), Director since 2003(3) Oversees 66 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Director (January 2000-May 2000), Chairman (January 1999-December 1999), Chairman and Chief Executive Officer (January 1998-December 1998) and President, Chairman and Chief Executive Officer of People’s Bank (1983-1997).

Robert E. La Blanc (73), Director since 1996(3) Oversees 64 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).

Other Directorships held:(4) Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

Douglas H. McCorkindale (67), Director since 2003(3) Oversees 62 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Other Directorships held:(4) Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Richard A. Redeker (63), Director since 2003(3) Oversees 63 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director (since 2001) and Chairman of the Board (since 2006) of Invesmart, Inc.; Director of Penn Tank Lines, Inc. (since 1999).

Robin B. Smith (67), Director since 1987(3) Oversees 64 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Formerly Director of BellSouth Corporation (1992-2006).

30	Visit our website at www.prudential.com

Stephen G. Stoneburn (63), Director since 1996(3) Oversees 64 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Clay T. Whitehead (68), Director since 1999(3) Oversees 64 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of YCO (new business development firm).

Interested Directors(1)

Judy A. Rice (59), President since 2003 and Director since 2000(3) Oversees 63 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; formerly Executive Vice President (September 1999-February 2003) of Prudential Investments LLC; Member of Board of Governors of the Investment Company Institute.

Robert F. Gunia (60), Vice President and Director since 1996(3) Oversees 143 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Series who are not also Directors is set forth below.

Officers(2)

Kathryn L. Quirk (54), Chief Legal Officer since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investments LLC and Prudential Mutual Fund Services LLC; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (49), Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (48), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	31

February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (32), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Lee D. Augsburger (47), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Senior Vice President and Chief Compliance Officer (since April 2003) of PI; Vice President (since November 2000) and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; Chief Compliance Officer and Senior Vice President (since May 2003) of AST Investment Services, Inc.

Valerie M. Simpson (48), Deputy Chief Compliance Officer since 2007(3)

Principal occupations (last 5 years): Vice President and Senior Compliance Officer (since March 2006) of PI; Vice President-Financial Reporting (since March 2006) for Prudential Life and Annuities Finance.

Grace C. Torres (47), Treasurer and Principal Financial and Accounting Officer since 1997(3)

Principal occupations (last 5 years): Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

John P. Schwartz (35), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley, Austin Brown & Wood LLP (1997-2005).

M. Sadiq Peshimam (43), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.

Andrew R. French (44), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Noreen M. Fierro (42), Anti-Money Laundering Compliance Officer since 2006(3)

Principal occupations (last 5 years): Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

32	Visit our website at www.prudential.com

†

The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison Dryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11. The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., Advanced Series Trust (formerly American Skandia Trust), and Prudential’s Gibraltar Fund, Inc.

(1)	“Interested” Directors, as defined in the 1940 Act, by reason of employment with the Manager, a Subadvisor or the Distributor.

(2)	Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)

There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individual’s length of service as Directors and/or Officer.

(4)

This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information about the Directors is included in the Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 521-7466	www.prudential.com

PROXY VOTING
The Board of Directors of PILP has delegated to the Series’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance
Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •
John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary •
M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Series can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

The Series’ Statement of Additional Information contains additional information about the Series’ Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PILP/Institutional Money Market Series
Share Class	Class A	Class I
NASDAQ	PIMXX	PLPXX
CUSIP	744350109	744350604

MF137E    IFS-A133649    Ed. 05/2007

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended March 31, 2007 and March 31, 2006 KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $18,313 and $15,400, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

None.

(c)	Tax Fees

None.

(d)	All Other Fees

None.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)(2)	Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g)	Non-Audit Fees

Not applicable to Registrant for the fiscal years 2007 and 2006. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2007 and 2006 was $317,300 and $51,000, respectively.

(h)	Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1)    Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

    (2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

    (3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)        Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2007

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2007

*	Print the name and title of each signing officer under his or her signature.